U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

August 27, 2012

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
Becker Value Equity Fund (the “Fund”)

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your August 13, 2012 oral comments provided to Eric Pinciss of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 461 to its registration statement.  PEA No. 461 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on June 7, 2012, and is designated to become effective on August 21, 2012.  The purpose of PEA No. 461 was to register the Fund as a new series of the Trust.  The Trust is filing this PEA No. 471 under Rule 485(b) to (1) reflect the revisions discussed herein in response to your comments; (2) make certain non-material changes as appropriate, and (3) file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein;

3.
The Trust acknowledges that the actions of the SEC or the Staff, acting pursuant to delegated authority, in declaring this filing effective, does not relieve the Trust  from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

4.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

Prospectus

1.           Please incorporate all relevant comments that were provided by the Staff with regard to the N-14 that was filed with the SEC on July 9, 2012.

The Trust has incorporated all relevant comments into the Fund’s Prospectus and SAI, so that the information contained within such documents conforms to the information contained in the N-14, as filed with the SEC on July 9, 2012.

2.           In the Performance Section on page 3 of the Prospectus, please expand upon the discussion of the Fund’s adoption of the predecessor Becker Value Equity Fund’s (the “Predecessor Fund”) Financial Statements.

The Trust responds by adding a sentence to this effect.

3.           On page 23 of the Prospectus under Financial Highlights, please reference that the Predecessor Fund’s financial statements have been audited in the past by Cohen Fund Audit Services, Ltd. (“Cohen”)

The Trust reviewed this Section and responds by stating that such disclosure has already been made.

SAI

4. On page 40 of the SAI under Financial Statements, please incorporate by reference the Fund’s Semi-Annual Report dated April 30, 2012.

The Trust responds by including the Predecessor Fund’s Semi-Annual Report dated April 30, 2012 to the list of documents incorporated by reference.

Exhibits

5. Please include the Consent of Cohen, the Predecessor Fund’s independent registered public accounting firm, as an Exhibit.

The Trust responds that Cohen’s consent is included as an Exhibit.

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I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Paul Hastings LLP